Material accounting policies (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Afya Participacoes S.A. (“Afya Brazil”) [Member]
IfrsStatementLineItems [Line Items]
Principal activities	Holding
Location	Nova Lima - MG
Investment type	Subsidiary
Direct and indirect interest of subsidiary	100.00%	100.00%
Instituto Tocantinense Presidente Antonio Carlos Porto S.A. - (“ITPAC Porto”) [Member]
IfrsStatementLineItems [Line Items]
Principal activities	Undergraduate degree programs
Location	Porto Nacional - TO
Investment type	Subsidiary
Direct and indirect interest of subsidiary	100.00%	100.00%
Instituto Tocantinense Presidente Antonio Carlos S.A. - (“ITPAC Araguaina”) [Member]
IfrsStatementLineItems [Line Items]
Principal activities	Undergraduate degree programs
Location	Araguaína - TO
Investment type	Subsidiary
Direct and indirect interest of subsidiary	100.00%	100.00%
Uniao Educacional do Vale do Aco S.A. - (“UNIVACO”) [Member]
IfrsStatementLineItems [Line Items]
Principal activities	Medicine undergraduate degree program
Location	Ipatinga - MG
Investment type	Subsidiary
Direct and indirect interest of subsidiary	100.00%	100.00%
IPTAN - Instituto de Ensino Superior Presidente Tancredo de Almeida Neves S.A. (“IPTAN”) [Member]
IfrsStatementLineItems [Line Items]
Principal activities	Undergraduate degree programs
Location	São João Del Rei - MG
Investment type	Subsidiary
Direct and indirect interest of subsidiary	100.00%	100.00%
Instituto de Educacao Superior do Vale do Parnaiba S.A. (“IESVAP”) [Member]
IfrsStatementLineItems [Line Items]
Principal activities	Undergraduate degree programs
Location	Parnaíba - PI
Investment type	Subsidiary
Direct and indirect interest of subsidiary	80.00%	80.00%
Centro de Ciencias em Saude de Itajuba S.A. (“CCSI”) [Member]
IfrsStatementLineItems [Line Items]
Principal activities	Medicine undergraduate degree program
Location	Itajubá - MG
Investment type	Subsidiary
Direct and indirect interest of subsidiary	75.00%	75.00%
Instituto de Ensino Superior do Piaui S.A. (“IESP”) [Member]
IfrsStatementLineItems [Line Items]
Principal activities	Undergraduate and graduate degree programs
Location	Teresina - PI
Investment type	Subsidiary
Direct and indirect interest of subsidiary	100.00%	100.00%
FADEP - Faculdade Educacional de Pato Branco Ltda. (“FADEP”) [Member]
IfrsStatementLineItems [Line Items]
Principal activities	Undergraduate degree programs
Location	Pato Branco - PR
Investment type	Subsidiary
Direct and indirect interest of subsidiary	100.00%	100.00%
Instituto Educacional Santo Agostinho S.A. (“FASA”) [Member]
IfrsStatementLineItems [Line Items]
Principal activities	Undergraduate degree programs
Location	Montes Claros - MG
Investment type	Subsidiary
Direct and indirect interest of subsidiary	100.00%	100.00%
Instituto Paraense de Educacao e Cultura Ltda. (“IPEC”) [Member]
IfrsStatementLineItems [Line Items]
Principal activities	Medicine undergraduate degree program
Location	Marabá - PA
Investment type	Subsidiary
Direct and indirect interest of subsidiary	100.00%	100.00%
Sociedade Universitaria Redentor S.A. (“UniRedentor”) [Member]
IfrsStatementLineItems [Line Items]
Principal activities	Undergraduate and graduate degree programs
Location	Itaperuna - RJ
Investment type	Subsidiary
Direct and indirect interest of subsidiary	100.00%	100.00%
Centro de Ensino Sao Lucas Ltda. (“UniSL”) [Member]
IfrsStatementLineItems [Line Items]
Principal activities	Undergraduate degree programs
Location	Porto Velho - RO
Investment type	Subsidiary
Direct and indirect interest of subsidiary	100.00%	100.00%
Sociedade de Educacao, Cultura e Tecnologia da Amazonia S.A. - (“FESAR”) [Member]
IfrsStatementLineItems [Line Items]
Principal activities	Undergraduate degree programs
Location	Redenção - PA
Investment type	Subsidiary
Direct and indirect interest of subsidiary	100.00%	100.00%
Centro Superior de Ciencias da Saude Ltda. (“FCMPB”) [Member]
IfrsStatementLineItems [Line Items]
Principal activities	Medicine undergraduate degree program
Location	João Pessoa - PB
Investment type	Subsidiary
Direct and indirect interest of subsidiary	100.00%	100.00%
iClinic Desenvolvimento de Software Ltda. (“iClinic”) [Member]
IfrsStatementLineItems [Line Items]
Principal activities	Electronic Medical Record, Clinical Management System
Location	Ribeirão Preto - SP
Investment type	Subsidiary
Direct and indirect interest of subsidiary		100.00%
Medicinae Solutions S.A. (“Medicinae”) [Member]
IfrsStatementLineItems [Line Items]
Principal activities	Healthcare payments and financial services
Location	Rio de Janeiro - RJ
Investment type	Subsidiary
Direct and indirect interest of subsidiary		100.00%
Medical Harbour Aparelhos Medico Hospitalares e Servicos em Tecnologia Ltda. (“Medical Harbour”) [Member]
IfrsStatementLineItems [Line Items]
Principal activities	Educational health and medical imaging
Location	Florianópolis - SC
Investment type	Subsidiary
Direct and indirect interest of subsidiary	100.00%	100.00%
Cliquefarma Drogarias Online Ltda. (“Cliquefarma”) [Member]
IfrsStatementLineItems [Line Items]
Principal activities	Online platform
Location	São Paulo - SP
Investment type	Subsidiary
Direct and indirect interest of subsidiary		100.00%
Shosp Tecnologia da Informacao Ltda. (“Shosp”) [Member]
IfrsStatementLineItems [Line Items]
Principal activities	Electronic Medical Record, Clinical Management System
Location	Rio de Janeiro - RJ
Investment type	Subsidiary
Direct and indirect interest of subsidiary		100.00%
Sociedade Padrao de Educacao Superior Ltda. (“UnifipMoc”) [Member]
IfrsStatementLineItems [Line Items]
Principal activities	Undergraduate degree programs
Location	Montes Claros - MG
Investment type	Subsidiary
Direct and indirect interest of subsidiary	100.00%	100.00%
Companhia Nilza Cordeiro Herdy de Educacao e Cultura (“Unigranrio”) [Member]
IfrsStatementLineItems [Line Items]
Principal activities	Undergraduate and graduate degree programs
Location	Duque de Caxias - RJ
Investment type	Subsidiary
Direct and indirect interest of subsidiary	100.00%	100.00%
RX PRO Solucoes de Tecnologia Ltda. (“RX PRO”) [Member]
IfrsStatementLineItems [Line Items]
Principal activities	Marketing for pharmaceutical industry
Location	São Paulo - SP
Investment type	Subsidiary
Direct and indirect interest of subsidiary		100.00%
Quasar Telemedicina Desenvolvimentode Sistemas Computacionais Ltda Glic [Member]
IfrsStatementLineItems [Line Items]
Principal activities	Patient physician relationship
Location	Barueri - SP
Investment type	Subsidiary
Direct and indirect interest of subsidiary		100.00%
Sociedade Educacional e Cultural Sergipe DelRey Ltda. (“DelRey”) [Member]
IfrsStatementLineItems [Line Items]
Principal activities	Undergraduate degree programs
Location	Maceió - AL
Investment type	Subsidiary
Direct and indirect interest of subsidiary	100.00%	100.00%
Unidom Participacoes S.A. (“Unidom”) [Member]
IfrsStatementLineItems [Line Items]
Principal activities	Undergraduate degree programs
Location	Salvador - BA
Investment type	Subsidiary
Direct and indirect interest of subsidiary		100.00%
Instituicao Baianade Ensino Superior Ltda I B E S [Member]
IfrsStatementLineItems [Line Items]
Principal activities	Undergraduate degree programs
Location	Salvador - BA
Investment type	Subsidiary
Direct and indirect interest of subsidiary	100.00%	100.00%
S E S S A Sociedadede Educacao Superiordo Semi Arido Ltda S E S S A [Member]
IfrsStatementLineItems [Line Items]
Principal activities	Undergraduate degree programs
Location	Ribeira de Pombal - BA
Investment type	Subsidiary
Direct and indirect interest of subsidiary	100.00%	100.00%
Faculdade Masterclass Ltda F U N I C [Member]
IfrsStatementLineItems [Line Items]
Principal activities	Undergraduate degree programs
Location	Contagem - MG
Investment type	Subsidiary
Direct and indirect interest of subsidiary	100.00%
Uniao Educacional do Planalto Central S.A. (“UEPC”) [Member]
IfrsStatementLineItems [Line Items]
Principal activities	Undergraduate degree programs
Location	Brasília - DF
Investment type	Associate
Direct and indirect interest of subsidiary	30.00%	30.00%